ESB Financial Corporation Condensed Financial Statements Parent Company Only (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 3,891	$ 4,021	$ 3,957	$ 3,953	$ 3,100	$ 4,279	$ 4,514	$ 3,928	$ 15,822	$ 15,821	$ 14,664
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized gain on securities available for sale	282	197		267	(364)	(83)			746	937
Compensation expense on ESOP and MRP									1,602	1,445	1,232
Other, net									(641)	(954)	(147)
Net cash provided by operating activities									26,812	27,876	24,784
Investing activities:
Securities available for sale									(244,115)	(302,507)	(249,769)
Proceeds from the sale of securities available for sale									3,657	25,359
Net cash (used in) provided by investing activities									11,813	(48,630)	46,858
Financing activities:
Proceeds from long-term borrowings									9,067	13,786	80,423
Repayments of long-term borrowings									(112,094)	(119,616)	(177,108)
Proceeds received from exercise of stock options									794	832	614
Dividends paid									(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock									(541)	(4,754)	(1,143)
Net cash used in financing activities									(62,409)	23,895	(52,235)
(Decrease) increase in cash equivalents									(23,784)	3,141	19,407
Cash and cash equivalents at beginning of period				38,848				35,707	38,848	35,707	16,300
Cash and cash equivalents at end of period	15,064				38,848				15,064	38,848	35,707
Parent Company [Member]
Operating activities:
Net income									14,903	14,910	14,231
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									6,356	1,664	8,024
Net realized gain on securities available for sale									(629)	(141)
Other than temporary impairment losses on securities available for sale									(26)	(317)	(217)
Compensation expense on ESOP and MRP									1,602	1,445	1,232
Other, net									(1,148)	2,190	1,835
Net cash provided by operating activities									10,694	12,677	5,821
Investing activities:
Securities available for sale									(14,411)	(6,733)	(10,178)
Principal repayments of securities									9,405	7,698	9,217
Proceeds from the sale of securities available for sale									1,342	204
Net cash (used in) provided by investing activities									(3,664)	1,169	(961)
Financing activities:
Proceeds from long-term borrowings									(5,200)
Proceeds received from exercise of stock options									794	832	614
Dividends paid									(7,321)	(5,409)	(4,815)
Payments to acquire treasury stock									(541)	(4,754)	(1,143)
Stock purchased by ESOP									(329)	(504)	(189)
Net cash used in financing activities									(12,597)	(9,835)	(5,533)
(Decrease) increase in cash equivalents									(5,567)	4,011	(673)
Cash and cash equivalents at beginning of period				6,658				2,647	6,658	2,647	3,320
Cash and cash equivalents at end of period	$ 1,091				$ 6,658				$ 1,091	$ 6,658	$ 2,647